Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income taxes	SFr 74.0	SFr 35.7	SFr 38.7
Deferred income taxes	(36.6)	(46.2)	(18.6)
Income tax expense (benefit)	SFr 37.4	SFr (10.5)	SFr 20.2